iShares®

iShares, Inc.

iShares Trust

Supplement dated August 23, 2012

to the Prospectus (the “Prospectus”)

and Statement of Additional Information (the “SAI”)

dated October 7, 2011 (as revised May 16, 2012) for the

iShares MSCI All Country World Minimum Volatility Index Fund,

the Prospectus dated October 7, 2011 (as revised November 10, 2011)

and SAI dated October 7, 2011 for the

iShares MSCI EAFE Minimum Volatility Index Fund and

the Prospectus and SAI dated October 7, 2011 (as revised August 1, 2012) for the

iShares MSCI Emerging Markets Minimum Volatility Index Fund (together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for each Fund.

Effective August 23, 2012, the number of shares in a Creation Unit and the approximate value of one Creation Unit of each of the Funds are as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of August 22, 2012

iShares MSCI All Country World Minimum Volatility Index Fund	100,000	$5,566,000

iShares MSCI EAFE Minimum Volatility Index Fund	100,000	$5,308,000

iShares MSCI Emerging Markets Minimum Volatility Index Fund	100,000	$5,582,000

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
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